N-4	May 01, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT TWO DC VAR AC II
Entity Central Index Key	0000790560
Entity Investment Company Type	N-4
Document Period End Date	Sep. 24, 2026
Amendment Flag	false
C000007835 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Large Growth	American Funds® Insurance Series® Growth Fund - Class 2	0.58%	20.23%	13.37%	17.97%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Insurance Large Value	Invesco V.I. Comstock Fund - Series II	1.00%	17.14%	15.14%	11.67%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Large Growth	American Funds® Insurance Series® Growth Fund - Class 2	0.58%	20.23%	13.37%	17.97%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
US Insurance Large Value	Invesco V.I. Comstock Fund - Series II	1.00%	17.14%	15.14%	11.67%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

C000007835 [Member] | C000023917 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Large Growth
Portfolio Company Name [Text Block]	American Funds® Insurance Series® Growth Fund - Class 2
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	20.23%
Average Annual Total Returns, 5 Years [Percent]	13.37%
Average Annual Total Returns, 10 Years [Percent]	17.97%
C000007835 [Member] | C000084642 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Large Value
Portfolio Company Name [Text Block]	Invesco V.I. Comstock Fund - Series II
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	17.14%
Average Annual Total Returns, 5 Years [Percent]	15.14%
Average Annual Total Returns, 10 Years [Percent]	11.67%